Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
Quanta is providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance.
Required Disclosure of Compensation Actually Paid Versus Performance
The following table discloses compensation actually paid, as calculated under applicable SEC rules, for our Chief Executive Officer (referred to in this discussion as our principal executive officer (“PEO”)) and our non-PEO
NEOs for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021. Quanta’s executive compensation programs have a history of aligning pay and performance. This is demonstrated in the Company-selected measure listed below: AIP Adjusted EBITDA, which focuses on cash-based operating performance and, among other things, encourages our NEOs to grow the Company’s business, including through expanding and developing relationships with existing and potential customers and expanding service offerings in existing and adjacent markets, and to more efficiently utilize resources. AIP Adjusted EBITDA represents the largest component of the Company’s annual incentive plan for each of the years listed below and represents a primary driver of improvement in ROIC, which is the largest component of the Company’s long-term incentive plan for each of the years listed below. For additional detail regarding the overall structure of our annual and long-term incentive plans, see
Compensation Discussion
 & Analysis – Executive Compensation Decisions for 2025
.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	AIP Adjusted EBITDA ($) (5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)

2025	15,699,684	63,353,478	4,117,911	12,671,613	591.12	280.39	1,041,917,000	2,787,013,000

2024	15,626,189	28,071,619	4,557,350	7,566,317	442.11	236.05	927,283,000	2,163,804,000

2023	14,624,532	37,757,134	4,218,658	9,181,936	301.57	164.72	750,689,000	1,930,299,000

2022	12,038,960	39,769,586	4,356,762	10,990,868	198.79	144.05	511,643,000	1,661,473,000

2021	10,967,217	48,236,319	4,353,114	13,991,741	159.50	139.96	491,983,000	1,176,043,000

(1)	Our PEO included in the table above for each of 2025, 2024, 2023, 2022 and 2021 is Earl C. Austin, Jr.
(2)
The table below sets forth adjustments made to our PEO’s and each of our non-PEO
NEOs’ total co
mpe
nsation reported in the Summary Compensation Table for the year ended 2025 to determine compensation actually paid. Adjustments utilized in 2024 can be found in the Company’s 2025 Proxy Statement, adjustments utilized in 2023 can be found in the Company’s 2024 Proxy Statement and adjustments utilized in 2022 and 2021 can be found in the Company’s 2023 Proxy Statement.

	2025
	PEO	Average Non-PEO NEOs

Summary Compensation Table Total	15,699,684	4,117,911

Deduction for Summary Compensation Table Total for Stock Awards	(11,050,345)	(2,186,963)

Increase based on Value of Current Year Awards Outstanding and Unvested at Year End (a)	22,868,538	4,429,353

Increase based on Value of Current Year Awards that Vested in Current Year (a)	–	–

Change in Value from Prior Fiscal Year End for Prior Year Awards Outstanding and Unvested at Year End (a)	13,020,447	2,579,025

Change in Value from Prior Fiscal Year End to Vesting Date for Prior Year Awards that Vested in Current Year (a)	22,815,154	3,732,287

Compensation Actually Paid	63,353,478	12,671,613

(a)
The fair value of equity award adjustments for each applicable year were calculated in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)
Reflects the average total compensation of our
non-PEO
NEOs, as calculated in the Summary Compensation Table for each of the years shown. Our non-PEO
NEOs included in the table above are the following individuals: for 2025, Jayshree S. Desai, Karl W. Studer, Gerald A. Ducey, Jr. and Donald C. Wayne, for 2024, Jayshree S. Desai, J. Redgie Probst, Karl W. Studer, Gerald A. Ducey, Jr. and Derrick A. Jensen; for 2023, Jayshree S. Desai, J. Redgie Probst, Derrick A. Jensen, Gerald A. Ducey, Jr. and Paul C. Gregory; for 2022, Jayshree S. Desai, Paul C. Gregory, J. Redgie Probst and Derrick A. Jensen; and for 2021, Derrick A. Jensen, Paul C. Gregory, J. Redgie Probst and Donald C. Wayne.

(4)
The Company’s peer group for purposes of Item 201(e)(ii) of Regulation
S-K
was utilized for purposes of calculating peer group TSR. Such peer group includes: AECOM, Dycom Industries, Inc., EMCOR Group Inc., Fluor Corporation, Jacobs Solutions Inc., KBR, Inc., MasTec, Inc., MYR Group Inc. and Primoris Services Corporation. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table, and assumes that all dividends, if any, were reinvested.

(5)
AIP Adjusted EBITDA is the financial measure from the tabular list of most important measures shown below, which, in the Company’s assessment, represents for 2025 the most important performance measure used to link compensation actually paid to our PEO and non-PEO
NEOs to the Company’s performance. Adjusted EBITDA is defined in
Compensation Discussion
 & Analysis – Executive Compensation Decisions for 2025 – Annual Incentive Plan
and is a
non-GAAP
financial measure. For a reconciliation of AIP Adjusted EBITDA to operating income for the year ended 2025 determined in accordance with GAAP, see Appendix A to this Proxy Statement.

Company Selected Measure Name	AIP Adjusted EBITDA
Named Executive Officers, Footnote	Reflects the average total compensation of our
non-PEO
NEOs, as calculated in the Summary Compensation Table for each of the years shown. Our non-PEO
	NEOs included in the table above are the following individuals: for 2025, Jayshree S. Desai, Karl W. Studer, Gerald A. Ducey, Jr. and Donald C. Wayne, for 2024, Jayshree S. Desai, J. Redgie Probst, Karl W. Studer, Gerald A. Ducey, Jr. and Derrick A. Jensen; for 2023, Jayshree S. Desai, J. Redgie Probst, Derrick A. Jensen, Gerald A. Ducey, Jr. and Paul C. Gregory; for 2022, Jayshree S. Desai, Paul C. Gregory, J. Redgie Probst and Derrick A. Jensen; and for 2021, Derrick A. Jensen, Paul C. Gregory, J. Redgie Probst and Donald C. Wayne.
Peer Group Issuers, Footnote	The Company’s peer group for purposes of Item 201(e)(ii) of Regulation
S-K
	was utilized for purposes of calculating peer group TSR. Such peer group includes: AECOM, Dycom Industries, Inc., EMCOR Group Inc., Fluor Corporation, Jacobs Solutions Inc., KBR, Inc., MasTec, Inc., MYR Group Inc. and Primoris Services Corporation. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table, and assumes that all dividends, if any, were reinvested.
PEO Total Compensation Amount	$ 15,699,684	$ 15,626,189	$ 14,624,532	$ 12,038,960	$ 10,967,217
PEO Actually Paid Compensation Amount	$ 63,353,478	28,071,619	37,757,134	39,769,586	48,236,319
Adjustment To PEO Compensation, Footnote
(2)
The table below sets forth adjustments made to our PEO’s and each of our non-PEO
NEOs’ total co
mpe
nsation reported in the Summary Compensation Table for the year ended 2025 to determine compensation actually paid. Adjustments utilized in 2024 can be found in the Company’s 2025 Proxy Statement, adjustments utilized in 2023 can be found in the Company’s 2024 Proxy Statement and adjustments utilized in 2022 and 2021 can be found in the Company’s 2023 Proxy Statement.

	2025
	PEO	Average Non-PEO NEOs

Summary Compensation Table Total	15,699,684	4,117,911

Deduction for Summary Compensation Table Total for Stock Awards	(11,050,345)	(2,186,963)

Increase based on Value of Current Year Awards Outstanding and Unvested at Year End (a)	22,868,538	4,429,353

Increase based on Value of Current Year Awards that Vested in Current Year (a)	–	–

Change in Value from Prior Fiscal Year End for Prior Year Awards Outstanding and Unvested at Year End (a)	13,020,447	2,579,025

Change in Value from Prior Fiscal Year End to Vesting Date for Prior Year Awards that Vested in Current Year (a)	22,815,154	3,732,287

Compensation Actually Paid	63,353,478	12,671,613

Non-PEO NEO Average Total Compensation Amount	$ 4,117,911	4,557,350	4,218,658	4,356,762	4,353,114
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,671,613	7,566,317	9,181,936	10,990,868	13,991,741
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below sets forth adjustments made to our PEO’s and each of our non-PEO
NEOs’ total co
mpe
nsation reported in the Summary Compensation Table for the year ended 2025 to determine compensation actually paid. Adjustments utilized in 2024 can be found in the Company’s 2025 Proxy Statement, adjustments utilized in 2023 can be found in the Company’s 2024 Proxy Statement and adjustments utilized in 2022 and 2021 can be found in the Company’s 2023 Proxy Statement.

	2025
	PEO	Average Non-PEO NEOs

Summary Compensation Table Total	15,699,684	4,117,911

Deduction for Summary Compensation Table Total for Stock Awards	(11,050,345)	(2,186,963)

Increase based on Value of Current Year Awards Outstanding and Unvested at Year End (a)	22,868,538	4,429,353

Increase based on Value of Current Year Awards that Vested in Current Year (a)	–	–

Change in Value from Prior Fiscal Year End for Prior Year Awards Outstanding and Unvested at Year End (a)	13,020,447	2,579,025

Change in Value from Prior Fiscal Year End to Vesting Date for Prior Year Awards that Vested in Current Year (a)	22,815,154	3,732,287

Compensation Actually Paid	63,353,478	12,671,613

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus AIP Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Company TSR and Peer Group TSR
Tabular List, Table
Required Tabular List of Most I
mport
ant Measures Linking Compensation Actually Paid During 2025 to Company Performance
As required by SEC rules, we disclose below the most important measures used by the Company to link compensation actually paid to our NEOs for 2025 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see
Compensation Discussion
 & Analysis – Executive Compensation Decisions for 2025
.

2025 Most Important Measures

AIP Adjusted EBITDA	ROIC

AIP Adjusted EBITDA Margin	Adjusted EPS

Safety Performance

Total Shareholder Return Amount	$ 591.12	442.11	301.57	198.79	159.5
Peer Group Total Shareholder Return Amount	280.39	236.05	164.72	144.05	139.96
Net Income (Loss)	$ 1,041,917,000	$ 927,283,000	$ 750,689,000	$ 511,643,000	$ 491,983,000
Company Selected Measure Amount	2,787,013,000	2,163,804,000	1,930,299,000	1,661,473,000	1,176,043,000
PEO Name	Earl C. Austin, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	AIP Adjusted EBITDA
Non-GAAP Measure Description	AIP Adjusted EBITDA is the financial measure from the tabular list of most important measures shown below, which, in the Company’s assessment, represents for 2025 the most important performance measure used to link compensation actually paid to our PEO and non-PEO
NEOs to the Company’s performance. Adjusted EBITDA is defined in
Compensation Discussion
 & Analysis – Executive Compensation Decisions for 2025 – Annual Incentive Plan
and is a
non-GAAP
	financial measure. For a reconciliation of AIP Adjusted EBITDA to operating income for the year ended 2025 determined in accordance with GAAP, see Appendix A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	AIP Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 5
Pay vs Performance Disclosure
Name	Safety Performance
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 22,868,538
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,020,447
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,815,154
PEO | Deduction for Summary Compensation Table Total for Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,050,345)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,429,353
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,579,025
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,732,287
Non-PEO NEO | Deduction for Summary Compensation Table Total for Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,186,963)